Reinsurance - Reinsurance Recoverable by Reinsurer (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Ceded Credit Risk [Line Items]
Reinsurance recoverables	$ 385.8	$ 388.9
John Hancock
Ceded Credit Risk [Line Items]
Reinsurance recoverables	340.7	327.5
Sun Life
Ceded Credit Risk [Line Items]
Reinsurance recoverables	37.9	54.4
The Hartford
Ceded Credit Risk [Line Items]
Reinsurance recoverables	5.9	5.6
Other reinsurers
Ceded Credit Risk [Line Items]
Reinsurance recoverables	$ 1.3	$ 1.4